Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value of Financial Instruments
5.	Fair Value of Financial Instruments

Our short-term investments and our contingent liability are carried at fair value. The fair value of financial assets and liabilities is measured under a framework that establishes “levels” which are defined as follows: (i) Level 1 fair value is determined from observable, quoted prices in active markets for identical assets or liabilities; (ii) Level 2 fair value is determined from quoted prices for similar items in active markets or quoted prices for identical or similar items in markets that are not active; and (iii) Level 3 fair value is determined using the entity’s own assumptions about the inputs that market participants would use in pricing an asset or liability.

The fair values at March 31, 2013 of our short-term investments and our contingent liability are summarized in the following table:

	March 31, 2013
	Total Fair Value	Fair Value Determined Under:
		(Level 1)	(Level 2)	(Level 3)
Short-term investments	$10,597,514	$—	$10,597,514	$—
Contingent liability	$(170,000)	$—	$—	$(170,000)

A reconciliation of the contingent liability for the three months ended March 31, 2013 is as follows:

Three months ended March 31, 2013
Balance at December 31, 2012	$(142,500)
Settlements	—
Total net unrealized gains (losses) included in earnings	(27,500)
Total net unrealized gains (losses) included in other comprehensive income	—
Transfers into level 3 (gross)	—
Transfers out of level 3 (gross)	—

Balance at March 31, 2013	$(170,000)

Change in unrealized gains or losses for the period included in earnings for liabilities held at March 31, 2013	$(27,500)

As discussed above, the fair value of the contingent liability is measured and recorded on a recurring basis using significant unobservable inputs (Level 3). At each remeasurement date until the contingent arrangement is settled, we determine the fair value of the contingent liability based on the market price of our common stock on the measurement date and our estimate of the number of First Milestone Shares we will issue, which is based on our estimates of the probability of achievement of the First Milestone and assumptions regarding the circumstances under which it is achieved. The increase in the fair value of the contingent liability at March 31, 2013 compared to December 31, 2012 was due to an increase in the market price of our common stock at March 28, 2013 ($0.68 per share), which was the last trading day of the quarter, relative to December 31, 2012 ($0.57 per share).

The following inputs were used in the calculation of the contingent liability at March 31, 2013:

Contingent Liability
Number of shares to be issued	250,000
Market price of our common stock at March 28, 2013	$0.68
Probability of achievement of the First Milestone	100%

5.	Fair Value of Financial Instruments

Our short-term investments and our asset and liability for contingent consideration are carried at fair value. The fair value of financial assets and liabilities is measured under a framework that establishes “levels” which are defined as follows: Level 1 fair value is determined from observable, quoted prices in active markets for identical assets or liabilities. Level 2 fair value is determined from quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar items, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability. Level 3 fair value is determined using the entity’s own assumptions about the inputs that market participants would use in pricing an asset or liability.

The fair values at December 31, 2012 and 2011 of our short-term investments and our contingent asset and liability related to the SynthRx acquisition are summarized in the following tables:

	December 31, 2012
		Fair Value Determined Under:
	Total Fair Value	(Level 1)	(Level 2)	(Level 3)
Short-term investments	$14,010,962	$ —	$14,010,962	$—
Contingent asset	$—	$ —	$—	$—
Contingent liability	$(142,500)	$ —	$—	$(142,500)

	December 31, 2011
	Total Fair Value	Fair Value Determined Under:
		(Level 1)	(Level 2)	(Level 3)
Short-term investments	$7,133,697	$—	$7,133,697	$—
Contingent asset	$815,011	$—	$—	$815,011
Contingent liability	$(140,125)	$—	$—	$(140,125)

In 2011, our short-term investments were classified as Level 1 assets. In 2012, we reassessed their classification and determined that Level 2 classification was more appropriate. The table for December 31, 2011 above reflects this change.

A reconciliation of the contingent asset and contingent liability that are measured and recorded at fair value on a recurring basis using significant unobservable inputs (Level 3) in the year ended December 31, 2012 is as follows:

	Year ended December 31, 2012
	Contingent Asset	Contingent Liability
Beginning balance	$815,011	$(140,125)
Settlements	(886,988)	—
Total net unrealized gains (losses) included in earnings	71,977	(2,375)
Total net unrealized gains (losses) included in other comprehensive income	—	—
Transfers into level 3 (gross)	—	—
Transfers out of level 3 (gross)	—	—

Ending balance	$—	$(142,500)

Change in unrealized gains or losses for the period included in earnings for assets or liabilities held at December 31, 2012	$—	$(2,375)

As discussed in Note 2, the fair values of the contingent asset and contingent liability are based on significant estimates and assumptions of management. At each measurement date until the contingent arrangements are settled, we determine the fair values of the contingent asset and contingent liability based on the market price of our common stock on the measurement date and our estimates of the probability of achievement of the First Milestone and assumptions regarding the circumstances under which it may be achieved. As discussed in Notes 2 and 3, on December 13, 2012, the contingent asset was eliminated, or “settled,” by our exercise in full of our repurchase option and purchase of an aggregate of 1,454,079 of the Subject to Vesting Shares from the former SynthRx stockholders for $0.001 per share.

The increase in fair value of the contingent asset at December 13, 2012 compared to December 31, 2011 was due to the higher market price of our common stock at December 13, 2012 ($0.61 per share) compared to December 30, 2011 ($0.59 per share), which was the last trading day of 2011, and updated estimates regarding the increased probability and circumstances of achievement of the First Milestone. The increase in fair value of the contingent liability at December 31, 2012 compared to December 31, 2011 was due to updated estimates regarding the probability and circumstances of achievement of the First Milestone, offset by the slight decrease in the market price of our common stock at December 31, 2012 ($0.57 per share) relative to December 30, 2011 ($0.59 per share).

The following inputs were used in the calculation of the contingent liability at December 31, 2012:

Contingent Liability
Number of shares to be issued	250,000
Market price of our common stock at December 31, 2012	$0.57
Probability of achievement of the First Milestone (significant unobservable input)	100%